UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	103

Form 13F Information Table Value Total:	$144,206	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$1,353
49,350
Sole
None
49,350
ALLTEL CORP COM
020039103
$743
12,034
Sole
None
12,034
AMERICAN EXPRESS CO COM
025816109
$713
19,990
Sole
None
19,990
AMERICAN INTL GROUP COM
026874107
$954
12,009
Sole
None
12,009
AMERIPATH INC COM
03071D109
$5,792
179,550
Sole
None
179,550
AOL TIME WARNER INC COM
00184a105
$205
6,380
Sole
None
6,380
AT&T CORP COM
001957505
$1,418
78,167
Sole
None
78,167
BAKER HUGHES INC COM
057224107
$1,348
36,950
Sole
None
36,950
BANKAMERICA CORP NEW
COM
060505104
$541
8,593
Sole
None
8,593
BIG LOTS INC COM
089302103
$1,610
154,800
Sole
None
154,800
BRIGHT HORIZON FAMILY COM
109195107
$2,138
76,400
Sole
None
76,400
BRINKER INTL INC COM
109641100
$2,727
91,645
Sole
None
91,645
BRISTOL MYERS SQUIBB COM
110122108
$301
5,900
Sole
None
5,900
BRITISH PETE PLC AMERN SH
055622104
$733
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,123
57,836
Sole
None
57,836
CANADIAN NATL RY CO COM
136375102
$1,400
29,000
Sole
None
29,000
CARDINAL HEALTH
14149Y108
$714
11,050
Sole
None
11,050
CATERPILLAR INC DEL COM
149123101
$1,424
27,250
Sole
None
27,250
CENDANT CORP COM
151313103
$2,788
142,180
Sole
None
142,180
CENTEX CORP COM
152312104
$1,028
18,000
Sole
None
18,000
CENTURYTEL INC COM
156700106
$1,232
37,550
Sole
None
37,550
CHART INDS INC COM
16115Q100
$528
224,850
Sole
None
224,850
CHEVRONTEXACO CORP COM
166764100
$536
5,982
Sole
None
5,982
CISCO SYS INC COM
17275R102
$1,499
82,795
Sole
None
82,795
CITIGROUP INC COM
172967101
$225
4,465
Sole
None
4,465
COMPUWARE
205638109
$930
78,900
Sole
None
78,900
CROSSMANN CMNTYS INC
COM
22764E109
$1,242
37,650
Sole
None
37,650
DELPHI AUTOMOTIVE SYS
CORP COM
247126105
$167
12,224
Sole
None
12,224
DISNEY WALT CO COM
254687106
$1,282
61,850
Sole
None
61,850
DOW CHEM CO COM
260543103
$212
6,264
Sole
None
6,264
DUKE REALTY INVT INC COM
NEW
264411505
$1,299
53,400
Sole
None
53,400
EASTMAN KODAK CO COM
277461109
$1,005
34,165
Sole
None
34,165
EEX CORP COM
26842V207
$37
20,333
Sole
None
20,333
ELAN PLC ADR
284131208
$424
9,416
Sole
None
9,416
EOG RES INC COM
26875P101
$1,875
47,940
Sole
None
47,940
EXXON CORP COM
30231G102
$716
18,208
Sole
None
18,208
FIRST ESSEX BANCORP
320103104
$1,534
54,450
Sole
None
54,450
FIRSTMERIT CORP COM
337915102
$2,735
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$1,290
34,500
Sole
None
34,500
FORD MTR CO DEL COM
345370860
$173
10,976
Sole
None
10,976
FRANKLIN RES INC COM
354613101
$587
16,650
Sole
None
16,650
GATX CORP COM
361448103
$1,319
40,550
Sole
None
40,550
GENCORP INC COM
368682100
$1,365
96,774
Sole
None
96,774
GENERAL ELEC CO COM
369604103
$211
5,276
Sole
None
5,276
GENERAL MTRS CORP CL H
NEW
370442832
$277
17,922
Sole
None
17,922
GENERAL MTRS CORP COM
370442105
$706
14,518
Sole
None
14,518
HALLIBURTON CO COM
406216101
$316
24,160
Sole
None
24,160
HARTFORD FINL SVCS COM
416515104
$792
12,600
Sole
None
12,600
HCA-THE HEALTHCARE
COMPANY
404119109
$2,377
61,683
Sole
None
61,683
HEWLETT-PACKARD
428236103
$1,815
88,374
Sole
None
88,374
HILFIGER TOMMY CORP ORD
G8915Z102
$1,497
108,900
Sole
None
108,900
HORACE MANN EDUCTR CP
COM
440327104
$1,649
77,694
Sole
None
77,694
HUFFY CORP COM
444356109
$250
39,100
Sole
None
39,100
INTEL CORP COM
458140100
$3,124
99,343
Sole
None
99,343
INTERNATIONAL BUS MACH
COM
459200101
$361
2,985
Sole
None
2,985
INTL PAPER CO COM
460146103
$306
7,576
Sole
None
7,576
ITT INDS INC IND COM
450911102
$1,303
25,800
Sole
None
25,800
J P MORGAN CHASE & CO
COM
46625H100
$920
25,311
Sole
None
25,311
KENNAMETAL INC COM
489170100
$2,324
57,700
Sole
None
57,700
KIMBERLY CLARK CORP COM
494368103
$407
6,800
Sole
None
6,800
LEHMAN BROS HLDGS INC
COM
524908100
$3,146
47,090
Sole
None
47,090
LOEWS CORP COM
540424108
$1,204
21,744
Sole
None
21,744
MASSEY ENERGY CORP COM
576206106
$684
33,000
Sole
None
33,000
MERCK & CO INC COM
589331107
$3,140
53,394
Sole
None
53,394
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$436
7,787
Sole
None
7,787
MOTOROLA
620076109
$1,742
115,960
Sole
None
115,960
NATIONAL CITY CORP COM
635405103
$816
27,900
Sole
None
27,900
NATIONAL SEMICONDUCTOR
COM
637640103
$3,034
98,550
Sole
None
98,550
NATIONWIDE FINL SVCS CL A
638612101
$1,762
42,500
Sole
None
42,500
NORDSON CORP COM
655663102
$1,669
63,200
Sole
None
63,200
NORDSTROM INC
655664100
$2,225
109,990
Sole
None
109,990
OHIO SVGS FINL CORP COM
677502106
$758
237
Sole
None
237
OMNICARE INC COM
681904108
$1,219
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$1,598
115,720
Sole
None
115,720
OWENS & MINOR INC NEW
COM
690732102
$2,599
140,504
Sole
None
140,504
PFIZER INC COM
717081103
$380
9,540
Sole
None
9,540
POLYONE CORP COM
73179p106
$409
41,750
Sole
None
41,750
PROGRESSIVE CORP OHIO
COM
743315103
$6,412
42,948
Sole
None
42,948
QUALITY DINING INC COM
74756P105
$168
76,400
Sole
None
76,400
READERS DIGEST ASSN INC
COMMON
755267101
$1,535
66,500
Sole
None
66,500
SANMINA SCI CORP COM
800907107
$2,512
126,208
Sole
None
126,208
SBC COMMUNICATIONS INC
COM
78387G103
$1,926
49,175
Sole
None
49,175
SCHLUMBERGER LTD COM
806857108
$2,948
53,650
Sole
None
53,650
SCOTTS CO CL A
810186106
$2,531
53,170
Sole
None
53,170
SCUDDER NEW ASIA FD COM
811183102
$429
50,750
Sole
None
50,750
SIMON PPTY GROUP NEW
COM
828806109
$1,174
40,012
Sole
None
40,012
ST PAUL CO
792860108
$1,820
41,400
Sole
None
41,400
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,441
81,764
Sole
None
81,764
STERIS CORP COM
859152100
$2,904
158,952
Sole
None
158,952
TENET HEALTHCARE CORP
COM
88033G100
$942
16,040
Sole
None
16,040
TERADYNE INC COM
880770102
$1,680
55,750
Sole
None
55,750
TETRA TECH INC NEW COM
88162G103
$1,698
85,260
Sole
None
85,260
TJX COS INC NEW COM
872540109
$438
11,000
Sole
None
11,000
TOLL BROTHERS INC COM
889478103
$392
8,934
Sole
None
8,934
TRANSOCEAN SEDCO FOREX
INC
g90078109
$2,464
72,867
Sole
None
72,867
TRW INC COM
872649108
$2,298
62,029
Sole
None
62,029
UBS AG ORD
H8920M855
$645
12,907
Sole
None
12,907
VERIZON COMMUNICATIONS
COM
92343V104
$1,614
34,000
Sole
None
34,000
WACHOVIA CORP 2ND NEW
COM
929903102
$2,487
79,296
Sole
None
79,296
WAL-MART STORES
931142103
$311
5,400
Sole
None
5,400
WEBSENSE INC COM
947684106
$739
23,050
Sole
None
23,050
WILD OATS MARKETS INC
COM
96808B107
$2,374
239,109
Sole
None
239,109
WORLDCOM INC COM
98157D106
$1,602
113,771
Sole
None
113,771









$144,206